CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net profit (loss)	$ (195,405)	$ (74,933)	$ 3,914
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Depreciation and amortization	1,585	331	235
Share-based compensation expense	38,909	12,001	3,956
Commercial agreement asset amortization	149,047	84,298	0
Intangible assets amortization	27,833	0	0
Changes in accrued interest and exchange rate on short-term deposits	(291)	0	0
Changes in accrued interest and exchange rate on long-term deposits	(931)	24	0
Losses from marketable securities	73	140	0
Warrants liabilities to preferred shares	0	5,872	5,523
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	2,662	(5,591)	(1,652)
Increase in prepaid expenses and other assets	(2,685)	(23,239)	(12,273)
Decrease (increase) in funds receivable	17,097	(29,272)	(11,829)
Increase in long-term receivables	(1,279)	0	(150)
Increase in funds payable to customers	17,736	23,143	12,884
Decrease (increase) in operating lease ROU assets	3,253	1,382	(2,761)
Increase in deferred contract acquisition costs	(761)	(814)	(429)
Increase in accounts payable	16,648	5,007	10,018
Increase in accrued expenses and other liabilities	20,531	17,926	18,874
Increase (decrease) in deferred tax liabilities	(8,178)	(90)	52
Increase (decrease) operating lease liabilities	(4,359)	(437)	2,988
Net cash provided by operating activities	81,485	15,748	29,350
Cash flows from investing activities:
Acquisition of a business, net of cash acquired (see note 6)	(317,483)	0	0
Investment in marketable securities	(8,298)	(2,806)	(16,759)
Proceeds from marketable securities	8,110	748	0
Purchases of short-term investments	(78,478)	(117,185)	(6,375)
Proceeds from short-term investments	74,400	81,657	0
Purchases of long-term investments	0	(20)	(456)
Purchases of property and equipment	(8,352)	(2,883)	(456)
Net cash used in investing activities	(330,101)	(40,489)	(24,046)
Cash flows from financing activities:
Proceeds from exercise of share options	1,166	1,584	539
Issuance of convertible preferred shares, net of issuance costs	0	0	58,821
Proceeds from issuance of Ordinary shares in IPO, net of issuance costs	0	396,494
Proceeds from exercise of warrants to ordinary shares	73	529
Net cash provided by financing activities	1,239	398,607	59,360
Net increase (decrease) in cash, cash equivalents, and restricted cash	(247,377)	373,866	64,664
Cash and cash equivalents and restricted cash-beginning of period	458,899	85,033	20,369
Cash and cash equivalents and restricted cash-end of period	211,522	458,899	85,033
Supplemental disclosures of cash flow information:
Cash paid for income taxes	249	5	68
Supplemental disclosures of noncash investing and financing activities:
Purchases of property and equipment during the period included in accounts payable	0	1	13
ROU assets and lease liabilities created during the period	2,862	17,329	3,734
Conversion of warrants liability to ordinary shares	0	11,610	0
Recognition of Commercial agreement asset	$ 235,467	$ 280,842	$ 0